OTHER ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2023
Other Assets And Liabilities
OTHER ASSETS AND LIABILITIES	OTHER ASSETS AND LIABILITIES
Other assets consisted of the following items as of December 31:

	2023	2022

Other non-current assets
Customer acquisition costs (see Note 3)	98	126
Tax advances (non-income tax)	6	7
Other non-financial assets	74	24
Total other non-current assets	178	157

Other current assets
Advances to suppliers	44	55
Input value added tax	45	49
Prepaid taxes	51	50
Other assets	60	54
Total other current assets	200	208

Other liabilities consisted of the following items as of December 31:

	2023	2022

Other non-current liabilities
Long-term deferred revenue (see Note 3)	13	10
Other liabilities	16	10
Total other non-current liabilities	29	20

Other current liabilities
Taxes payable (non-income tax)	124	135
Short-term deferred revenue (see Note 3)	109	121
Customer advances (see Note 3)	35	38
Other payments to authorities	66	60
Due to employees	84	82
Other liabilities	39	39
Total other current liabilities	457	475